Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 5,020,264	₩ 4,996,551
Acquisition	298,176	391,037
Dividends	(511,189)	(658,338)
Share of profits (losses)	(256,458)	269,678	₩ 676,260
Other increase (decrease)	188,000	21,336
Book value, ending balance	4,738,793	5,020,264	4,996,551
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	792,855	1,024,388
Acquisition	38,217	17,075
Dividends	(18,282)	(23,934)
Share of profits (losses)	(22,382)	(94,032)
Other increase (decrease)	(26,054)	(130,642)
Book value, ending balance	764,354	792,855	1,024,388
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	323,521	352,500
Acquisition	25,680
Dividends	(10,993)	(10,020)
Share of profits (losses)	54,140	(18,802)
Other increase (decrease)	(79)	(157)
Book value, ending balance	392,269	323,521	352,500
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	100,692	182,414
Dividends	0	0
Share of profits (losses)	(61,898)	(81,803)
Other increase (decrease)	(748)	81
Book value, ending balance	38,046	100,692	182,414
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		86,378
Dividends		0
Share of profits (losses)		245
Other increase (decrease)		(86,623)
Book value, ending balance			86,378
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,040	9,513
Share of profits (losses)	1,807	4,990
Other increase (decrease)	(2,793)	537
Book value, ending balance	14,054	15,040	9,513
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	23,998	27,165
Acquisition		636
Share of profits (losses)	(9,164)	(3,803)
Book value, ending balance	14,834	23,998	27,165
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,967	14,605
Share of profits (losses)	(384)	(638)
Other increase (decrease)	(1,182)
Book value, ending balance	12,401	13,967	14,605
Domestic [member] | DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	20,296	20,469
Share of profits (losses)		75
Other increase (decrease)		(248)
Book value, ending balance		20,296	20,469
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	8,904	9,326
Acquisition	175
Dividends	(490)	(622)
Share of profits (losses)	(484)	562
Other increase (decrease)	(1,924)	(362)
Book value, ending balance	6,181	8,904	9,326
Domestic [member] | POSCO MC MATERIALS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	155,748	161,465
Dividends	(1,800)	(9,000)
Share of profits (losses)	403	3,176
Other increase (decrease)	(512)	107
Book value, ending balance	153,839	155,748	161,465
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	130,689	160,553
Acquisition		16,439
Dividends		(4,292)
Share of profits (losses)		1,966
Other increase (decrease)		(43,977)
Book value, ending balance		130,689	160,553
Domestic [member] | Other associates and joint ventures One [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	150,985
Acquisition	12,362
Dividends	(4,999)
Share of profits (losses)	(6,802)
Other increase (decrease)	(18,816)
Book value, ending balance	132,730	150,985
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	4,227,409	3,972,163
Acquisition	259,959	373,962
Dividends	(492,907)	(634,404)
Share of profits (losses)	(234,076)	363,710
Other increase (decrease)	214,054	151,978
Book value, ending balance	3,974,439	4,227,409	3,972,163
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,400,009	1,418,022
Dividends	(284,541)	(367,445)
Share of profits (losses)	203,130	292,478
Other increase (decrease)	79,226	56,954
Book value, ending balance	1,397,824	1,400,009	1,418,022
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	419,192	412,002
Dividends	(29,225)	(35,543)
Share of profits (losses)	29,336	35,148
Other increase (decrease)	58,595	7,585
Book value, ending balance	477,898	419,192	412,002
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	99,768	103,044
Dividends	(5,761)	(36,471)
Share of profits (losses)	37,914	21,795
Other increase (decrease)	(12,101)	11,400
Book value, ending balance	119,820	99,768	103,044
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	111,001	111,219
Dividends	(10,772)	(12,386)
Share of profits (losses)	14,207	12,669
Other increase (decrease)	12,470	(501)
Book value, ending balance	126,906	111,001	111,219
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	16,572	23,740
Share of profits (losses)	(17,299)	(7,681)
Other increase (decrease)	727	513
Book value, ending balance		16,572	23,740
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	284,351
Acquisition	247,824	292,780
Share of profits (losses)	(315)	39
Other increase (decrease)	46,744	(8,468)
Book value, ending balance	578,604	284,351
Foreign [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	208,765	216,138
Share of profits (losses)	(49,480)	(6,765)
Other increase (decrease)	20,556	(608)
Book value, ending balance	179,841	208,765	216,138
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	287,282	290,318
Dividends	(64,208)	(59,295)
Share of profits (losses)	45,923	50,340
Other increase (decrease)	10,352	5,919
Book value, ending balance	279,349	287,282	290,318
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	230,699	209,594
Dividends	(34,821)	(33,839)
Share of profits (losses)	(82,075)	38,782
Other increase (decrease)	(113,803)	16,162
Book value, ending balance		230,699	209,594
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	346,724	331,261
Acquisition		0
Dividends	(17,764)	(14,251)
Share of profits (losses)	35,241	16,494
Other increase (decrease)	62,075	13,220
Book value, ending balance	426,276	346,724	331,261
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		14,574
Share of profits (losses)		(15,020)
Other increase (decrease)		446
Book value, ending balance			14,574
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	60,225	57,830
Share of profits (losses)	(5,127)	(503)
Other increase (decrease)	13,380	2,898
Book value, ending balance	68,478	60,225	57,830
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	253,121	187,372
Acquisition	4,275	65,542
Share of profits (losses)	(266,425)	(6,999)
Other increase (decrease)	9,029	7,206
Book value, ending balance		253,121	187,372
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	58,759	29,124
Dividends	(17,829)	(21,106)
Share of profits (losses)	17,714	21,060
Other increase (decrease)	(33,022)	29,681
Book value, ending balance	25,622	58,759	29,124
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	87,967	90,636
Share of profits (losses)	(94,353)	(8,358)
Other increase (decrease)	6,386	5,689
Book value, ending balance		87,967	90,636
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	105,300	98,933
Acquisition		15,640
Share of profits (losses)	(117,143)	(8,435)
Other increase (decrease)	11,843	(838)
Book value, ending balance		105,300	98,933
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,632	16,659
Dividends	(1,764)	(1,624)
Share of profits (losses)	1,238	1,890
Other increase (decrease)	2,574	(1,293)
Book value, ending balance	17,680	15,632	16,659
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	8,642	8,590
Share of profits (losses)	573	98
Other increase (decrease)	1,498	(46)
Book value, ending balance	10,713	8,642	8,590
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	233,400	255,004
Acquisition	7,860
Dividends	(26,222)	(52,444)
Share of profits (losses)	12,865	38,461
Other increase (decrease)	37,525	(7,621)
Book value, ending balance	₩ 265,428	233,400	255,004
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		98,103
Share of profits (losses)		(111,783)
Other increase (decrease)		₩ 13,680
Book value, ending balance			₩ 98,103